PRODUCTIVITY, INTEGRATION AND RESTRUCTURING INITIATIVES (Tables)	12 Months Ended
Dec. 31, 2018
Restructuring and Related Activities [Abstract]
Productivity and Reinvestment
The following table summarizes the balance of accrued expenses related to these productivity and reinvestment initiatives and the changes in the accrued amounts (in millions):

	Severance Pay and Benefits		Outside Services	Other Direct Costs	Total
2016
Accrued balance at beginning of year	$144		$8	$52	$204
Costs incurred	95		27	230	352
Payments	(114)		(30)	(205)	(349)
Noncash and exchange	(2)		1	(55)	(56)
Accrued balance at end of year	$123		$6	$22	$151
2017
Costs incurred	$310		$79	$261	$650
Payments	(181)		(83)	(267)	(531)
Noncash and exchange	(62)	[1]	(1)	(1)	(64)
Accrued balance at end of year	$190		$1	$15	$206
2018
Costs incurred	$164		$92	$252	$508
Payments	(209)		(83)	(211)	(503)
Noncash and exchange	(69)	[1]	—	(52)	(121)
Accrued balance at end of year	$76		$10	$4	$90

[1]
Includes pension settlement charges. Refer to Note 14.